Vessels, net, Vessel Acquisitions (Details) $ in Thousands			12 Months Ended
	Sep. 19, 2025 USD ($)	May 03, 2025 USD ($)	Dec. 31, 2024 Vessel
Vessel Acquisitions [Abstract]
Number of vessels acquired | Vessel			0
M/T Wonder Altair [Member]
Vessel Acquisitions [Abstract]
Purchase price		$ 36,250
M/T Wonder Maia [Member]
Vessel Acquisitions [Abstract]
Purchase price	$ 30,300